Revenue By Categories (Details) - Schedule of Revenue Recognized from Receipt of Digital Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Revenue recognized from receipt of digital assets	$ 284,106,012	$ 198,198,774	$ 103,043,585
Revenue recognized in digital assets payment [Member]
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Revenue recognized from receipt of digital assets	284,106,012	179,407,776	91,183,384
Revenue recognized in US dollars payment [Member]
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Revenue recognized from receipt of digital assets		$ 18,790,998	$ 11,860,201